As filed with the Securities and Exchange Commission on May 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedules of Investments.

High Pointe Select Value Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.2%
	Air Freight & Logistics - 4.4%
16,800	FedEx Corp.	$1,897,392
	Capital Markets - 4.1%
49,650	The Bank of New York Co., Inc.	1,789,386
	Commercial Services & Supplies - 8.8%
116,350	Cendant Corp.	2,018,672
50,550	Waste Management, Inc.	1,784,415
		3,803,087
	Computers & Peripherals - 4.3%
62,600	Dell, Inc. (a)	1,862,976
	Consumer Finance - 3.4%
18,500	Capital One Financial Corp.	1,489,620
	Diversified Financial Services - 4.6%
42,500	Citigroup, Inc.	2,007,275
	Food & Staples Retailing - 5.3%
48,550	Wal-Mart Stores, Inc.	2,293,502
	Health Care Providers & Services - 3.5%
20,250	Cardinal Health, Inc.	1,509,030
	Hotels, Restaurants & Leisure - 3.4%
43,600	GTECH Holdings Corp.	1,484,580
	Industrial Conglomerates - 4.6%
73,300	Tyco International Ltd. (b)	1,970,304
	Insurance - 7.8%
29,000	American International Group, Inc.	1,916,610
22,950	XL Capital Ltd., Class A (b)	1,471,324
		3,387,934
	Internet & Catalog Retail - 4.6%
47,900	Expedia, Inc. (a)	970,933
34,450	IAC/InteractiveCorp (a)	1,015,242
		1,986,175
	Media - 12.7%
80,250	Comcast Corp., Class A (a)	2,099,340
224,200	Liberty Media Corp., Class A (a)	1,840,682
94,150	The DIRECTV Group, Inc. (a)	1,544,060
		5,484,082
	Pharmaceuticals - 7.6%
58,100	Pfizer, Inc.	1,447,852
38,550	Sanofi-Aventis - ADR	1,829,198
		3,277,050
	Software - 4.2%
67,600	Microsoft Corp.	1,839,396
	Specialty Retail - 3.3%
55,000	Rent-A-Center, Inc. (a)	1,407,450
	Thrifts & Mortgage Finance - 11.6%
47,850	Countrywide Financial Corp.	1,756,095
31,600	Fannie Mae	1,624,240
26,550	Freddie Mac	1,619,550
		4,999,885

	TOTAL COMMON STOCKS (Cost $40,698,497)	42,489,124
Principal
Amount
	SHORT-TERM INVESTMENTS - 1.9%
	FHLB Discount Note
$ 818,000	4.402% , 04/03/2006	817,800
	TOTAL SHORT-TERM INVESTMENTS (Cost $817,800)	817,800

	TOTAL INVESTMENTS IN SECURITIES (Cost $41,516,297) - 100.1%	43,306,924
	Liabilities in Excess of Other Assets - (0.1)%	(23,120)
	NET ASSETS - 100.0%	$43,283,804

	ADR - American Depositary Receipt
	FHLB - Federal Home Loan Bank
	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$41,517,978

Gross unrealized appreciation	$2,700,386
Gross unrealized depreciation	(911,440)
Net unrealized appreciation	$1,788,946

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

High Pointe Small Cap Equity Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.8%
	Aerospace & Defense - 2.2%
2,350	Esterline Technologies Corp. (a)	$100,462
	Beverages - 2.5%
8,800	Cott Corp. (a) (b)	113,344
	Chemicals - 3.2%
10,350	Hercules, Inc. (a)	142,830
	Commercial Services & Supplies - 12.1%
10,650	Corinthian Colleges, Inc. (a)	153,360
4,250	Jackson Hewitt Tax Service, Inc.	134,215
2,200	United Stationers, Inc. (a)	116,820
3,600	Waste Connections, Inc. (a)	143,316
		547,711
	Communications Equipment - 4.4%
5,550	Plantronics, Inc.	196,637
	Computers & Peripherals - 4.4%
2,600	Avid Technology, Inc. (a)	112,996
2,050	Diebold, Inc.	84,255
		197,251
	Consumer Finance - 2.8%
4,250	Cash America International, Inc.	127,585
	Containers & Packaging - 2.4%
6,100	Crown Holdings, Inc. (a)	108,214
	Electrical Equipment - 2.5%
4,900	American Power Conversion Corp.	113,239
	Electronic Equipment & Instruments - 5.7%
6,000	Avnet, Inc. (a)	152,280
26,800	Solectron Corp. (a)	107,200
		259,480
	Energy Equipment & Services - 2.3%
1,800	CARBO Ceramics, Inc.	102,438
	Food Products - 3.2%
12,250	Del Monte Foods Co.	145,285
	Health Care Equipment & Supplies - 3.2%
3,050	Diagnostic Products Corp.	145,271
	Hotels, Restaurants & Leisure - 8.7%
3,950	GTECH Holdings Corp.	134,497
2,400	International Speedway Corp. - Class A	122,160
3,550	Speedway Motorsports, Inc.	135,646
		392,303
	Household Durables - 2.0%
8,100	Fleetwood Enterprises, Inc. (a)	90,477

	Insurance - 3.2%
3,300	RenaissanceRe Holdings Ltd. (b)	143,946
	IT Services - 2.3%
2,900	MAXIMUS, Inc.	104,342
	Leisure Equipment & Products - 2.2%
2,550	RC2 Corp. (a)	101,516
	Machinery - 7.3%
4,950	AGCO Corp. (a)	102,663
4,050	Briggs & Stratton Corp.	143,248
3,050	Navistar International Corp. (a)	84,119
		330,030
	Media - 4.7%
9,800	Cumulus Media, Inc., Class A (a)	110,348
3,650	Entercom Communications Corp.	101,908
		212,256
	Multiline Retail - 3.8%
12,450	Big Lots, Inc. (a)	173,802
	Semiconductor & Semiconductor Equipment - 2.7%
3,250	Cabot Microelectronics Corp. (a)	120,575
	Specialty Retail - 7.6%
4,750	Foot Locker, Inc.	113,430
4,900	RadioShack Corp.	94,227
5,350	Rent-A-Center, Inc. (a)	136,906
		344,563
	Textiles, Apparel & Luxury Goods - 3.4%
4,450	Timberland Co. (a)	152,324

	TOTAL COMMON STOCKS (Cost $4,198,043)	4,465,881
Principal
Amount
	SHORT-TERM INVESTMENTS - 1.6%
	FHLB Discount Note
$ 74,000	4.402% , 04/03/2006	73,982
	TOTAL SHORT-TERM INVESTMENTS (Cost $73,982)	73,982

	TOTAL INVESTMENTS IN SECURITIES (Cost $4,272,025) - 100.4%	4,539,863
	Liabilities in Excess of Other Assets - (0.4)%	(17,990)
	NET ASSETS - 100.0%	$4,521,873

	FHLB - Federal Home Loan Bank
	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$4,291,184

Gross unrealized appreciation	$344,571
Gross unrealized depreciation	(95,892)
Net unrealized appreciation	$248,679

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/19/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/19/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   5/23/2006

* Print the name and title of each signing officer under his or her signature.